Stock-Based Compensation Plans	9 Months Ended
Sep. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
STOCK-BASED COMPENSATION PLANS

24. STOCK-BASED COMPENSATION PLANS
Cenovus has a number of stock-based compensation plans which include NSRs, Cenovus replacement stock options, PSUs, RSUs and DSUs. In connection with the Arrangement, at the closing of the transaction on January 1, 2021, outstanding Husky stock options were replaced by Cenovus replacement stock options. Each Cenovus replacement stock option entitles the holder to acquire 0.7845 of a Cenovus common share at an exercise price per share of a Husky stock option divided by 0.7845.
The following tables summarize information related to the Company’s stock-based compensation plans:

	Units Outstanding	Units Exercisable
As at September 30, 2021	(thousands)	(thousands)
Stock Options With Associated Net Settlement Rights	27,882	17,556
Cenovus Replacement Stock Options	12,799	8,771
Performance Share Units	7,208	—
Restricted Share Units	6,182	—
Deferred Share Units	1,557	1,557
The weighted average exercise price of NSRs and Cenovus replacement stock options outstanding as at September 30, 2021, was $13.07 and $15.10, respectively.

	Units Granted	Units Vested and Exercised/ Paid Out
For the nine months ended September 30, 2021	(thousands)	(thousands)
Stock Options With Associated Net Settlement Rights	6,345	32
Cenovus Replacement Stock Options	18,882	607
Performance Share Units	6,173	8,086
Restricted Share Units	6,432	8,342
Deferred Share Units	342	126
In the nine months ended September 30, 2021, 32 thousand NSRs, with a weighted average exercise price of $9.48, were exercised and net settled for cash (see Note 22).
In the nine months ended September 30, 2021, three thousand Cenovus replacement stock options were exercised and settled for two thousand common shares (see Note 22) and 604 thousand Cenovus replacement stock options, with a weighted average exercise price of $3.55, were exercised and net settled for cash.
The following table summarizes the stock-based compensation expense (recovery) recorded for all plans:

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2021	2020	2021	2020
Stock Options With Associated Net Settlement Rights	3	3	11	9
Cenovus Replacement Stock Options	3	—	17	—
Performance Share Units	9	(2)	30	(9)
Restricted Share Units	11	(3)	28	(8)
Deferred Share Units	2	(1)	11	(7)
Stock-Based Compensation Expense (Recovery)	28	(3)	97	(15)
Stock-Based Compensation Costs Capitalized	2	1	5	(4)
Total Stock-Based Compensation	30	(2)	102	(19)